STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006
Stock Option [Member]
Outstanding Number Of Shares	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Number of Shares	9,514,286	[1]	2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Expired - Number of Shares	(2,235,368)	[1]	(83,941)	[1]	(207,956)	[1]
Exercised - Number of Shares	(412,963)	[1]	(100,000)	[1]
Outstanding Number Of Shares	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]
Outstanding - Average Exercise Price	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Issued - Average Exercise Price	$ 0.08	[1]	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Expired - Average Exercise Price	$ 0.11	[1]	$ 0.73	[1]	$ 0.43	[1]
Exercised - Average Exercise Price	$ 0.01	[1]	$ 0.01	[1]
Outstanding - Average Exercise Price	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]
Warrant [Member]
Outstanding Number Of Shares	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Number of Shares	11,688,166	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Expired - Number of Shares	(3,366,455)	[1]	(2,010,917)	[1]	(8,979)	[1]			(11,971)	[1]
Exercised - Number of Shares	(71,826)	[1]			(128,571)	[1]
Outstanding Number Of Shares	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]
Outstanding - Average Exercise Price	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]
Issued - Average Exercise Price	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Expired - Average Exercise Price	$ 0.50	[1]	$ 0.48	[1]	$ 1.67	[1]			$ 3.76	[1]
Exercised - Average Exercise Price	$ 0.01	[1]			$ 0.46	[1]
Outstanding - Average Exercise Price	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.